Other Income - Summary of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income [abstract]
Account management service fees	¥ 1,094,030	¥ 3,507,999	¥ 1,253,760
Penalty fee income	80,201	276,250	212,328
Others	63,773	91,158	50,954
Other income	¥ 1,238,004	¥ 3,875,407	¥ 1,517,042